Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Result From Discounted Operations

Total net result from discontinued operations
	2017	2016	2015
NN Group			800

Net result from discontinued operations	–	–	800
NN Group			3

Net result from classification as discontinued operations	–	–	3
NN Group		441	–1,202
Voya			323

Net result from disposal of discontinued operations[1]	–	441	–879
NN Group		441	–399
Voya			323

Total net result from discontinued operations (before non-controlling interests)	–	441	–76

1 The tax effect on the result on disposal of discontinued operations in 2016 is EUR 2 million (2015: nil).

Summary of Net Result From Discounted Operations (After Tax)

Net result from discontinued operations
	2017	2016	2015[1]
Total income			6,824
Total expenses			5,879

Result before tax from discontinued operations	–	–	945
Taxation			145

Net result from discontinued operations	–	–	800

1	NN Group.

Summary of Net Cash Flows From Discontinued Operations

The table below represents the net cash flows from businesses classified as discontinued operations, as included in the Consolidated statement of cash flows, until deconsolidation of the respective businesses:

Net cash flows from discontinued operations
	2017	2016	2015[1]
Operating cash flow			–1,409
Investing cash flow			2,619
Financing cash flow			526

Net cash flow	–	–	1,736

1	NN Group.